Borrowings and financial liabilities - Breakdown of financial liabilities by maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	€ 9,379	€ 16,201
Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	7,494
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	1,885
Advances
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	1,232	1,368
Advances | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	292
Advances | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	940
Non-convertible bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	4,495	7,709
Non-convertible bonds | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	3,550
Non-convertible bonds | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	945
Convertible notes to NEGMA
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	1,400	2,080
Convertible notes to NEGMA | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	1,400
Bank overdrafts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption		15
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	2,252	€ 5,029
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1) | Current less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Value on redemption	€ 2,252